Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets1 [Abstract]
Accounts receivable financial instruments	$ 5,480	$ 2,996
Prepaid expenses	1,173	3,342
Prepaid fees and commissions	567	468
IT projects under development	9,755	5,113
Improvement project under development	1,710	709
Severance fund	2,934	2,508
Other	6,965	1,914
Total	$ 28,584	$ 17,050